Earnings (loss) per ordinary share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share Continued And Discontinued Operations [Abstract]
(Loss) for the year from continuing operations	$ (115,374)	$ (244,359)	$ (370,277)
(Loss) profit for the year from discontinued operations		(5,399)	84,637
Total (Loss) for the year	(115,374)	(249,758)	(285,640)	[1]
Attributable to the Parent	(110,624)	(246,339)	(280,601)
Attributable to non-controlling interests	4,750	3,419	5,039
Numerator:
Attributable to the Parent	(110,624)	(246,339)	(280,601)
(Loss) for the year from continuing operations attributable to parent	$ (110,624)	(240,940)	(365,238)
(Loss) profit for the year from discontinued operations		$ (5,399)	$ 84,637
Denominator:
Weighted average basic shares outstanding	176,508,144	169,269,281	169,152,905
Weighted average dilutive shares outstanding	176,508,144	169,269,281	169,152,905
Basic (loss) earnings per ordinary share (US$)	$ (0.63)	$ (1.46)	$ (1.66)
Diluted (loss) earnings per ordinary share (US$)	(0.63)	(1.46)	(1.66)
Basic (loss) earnings per ordinary share - continuing operations (US$)	(0.63)	(1.42)	(2.16)
Diluted (loss) earnings per ordinary share - continuing operations (US$)	$ (0.63)	(1.42)	(2.16)
Basic (loss) earnings per ordinary share - discontinued operations (US$)		(0.03)	0.50
Diluted (loss) earnings per ordinary share - discontinued operations (US$)		$ (0.03)	$ 0.50

[1]	While in periods prior to 2020 Ferroglobe presented interest paid as cash flows from operating activities, in 2020 management deemded interest paid as among activities that alter the borrowing structure of the Company and therefore are most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements.